Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts receivable

Note 3. Accounts receivable

Accounts receivable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$6,797,096	$7,768,381

The Group recorded no allowance for credit losses for the year ended December 31, 2025.

The Group reversed $43,797 of allowance for credit losses and recognized a currency translation difference of $1,531 for the year ended December 31, 2024.

The Group accrued an allowance for credit losses of $18,630 and recognized a currency translation difference of $746 for the year ended December 31, 2023.

As of the date of this report, all accounts receivable outstanding as of December 31, 2025 had been subsequently collected.

Changes in allowance for credit losses are as follows:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Beginning balance	$—	$42,266	$24,382
Addition	—	—	18,630
Reversals	—	(43,797)	—
Currency translation	—	1,531	(746)
Ending balance	$—	$—	$42,266